Fair Value of Financial Instruments, Quantitative Information about Level 3 Inputs (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Impaired loans measurement [Abstract]
Impaired financing receivable, with related allowance, recorded investment	$ 0	$ 1,993
Impaired financing receivable, related allowance	0	10
Impaired financing receivable, increase in provision expense		10
Financing receivable, charge-offs		0
Other real estate	0	0
Other real estate, write-down	$ 0	0
Commercial and Industrial [Member]
Impaired loans measurement [Abstract]
Impaired financing receivable, with related allowance, recorded investment		1,993
Impaired financing receivable, related allowance		10
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, fair value		$ 1,983
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member] | Adjustment to Comparables and Equipment Comparables [Member] | Sales Approach [Member] | Minimum [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member] | Adjustment to Comparables and Equipment Comparables [Member] | Sales Approach [Member] | Maximum [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0.25
Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member] | Commercial and Industrial [Member] | Adjustment to Comparables and Equipment Comparables [Member] | Sales Approach [Member] | Weighted Average [Member]
Significant Unobservable Inputs Related to Assets and Liabilities Measured at Fair Value [Abstract]
Impaired loans, measurement inputs		0.185